Note 10. Debt and Capital Lease Obligations (Non-Solar System Narrative) (Details) - Range [Domain] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	May. 29, 2014	Dec. 20, 2013	Sep. 28, 2012	Sep. 24, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 3,565.8	$ 6,992.3
Line of Credit Facility, Amount Outstanding	0.0	573.5
Notes Payable		428.9
Senior Notes		428.9
Sale Leaseback Transaction, Amount Due under Financing Arrangement	$ 1,297.7	$ 1,403.7
Debt Instrument, Convertible, Conversion Price		$ 14.62
2018 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 600.0
Debt Instrument, Interest Rate, Stated Percentage				2.00%
Notes Payable		$ 485.2
Senior Notes		485.2
Second Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 200.0
Debt Instrument, Interest Rate, Effective Percentage	10.75%
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 600.0
Debt Instrument, Interest Rate, Stated Percentage				2.75%
2019 Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes				$ 550.0
Debt Instrument, Interest Rate, Effective Percentage				7.75%
Corporate Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		21.1
2018/2021 Senior Notes [Member]
Debt Instrument [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Liability			$ 888.4
SunEdisons Subsidiary One [Member]
Debt Instrument [Line Items]
Sales Leaseback Transaction, Capacity	$ 124.4
Sale Leaseback Transaction, Amount Due under Financing Arrangement	123.6
Sale and Lease Back Available Amount	0.8
SunEdisons Subsidiary Two [Member]
Debt Instrument [Line Items]
Sales Leaseback Transaction, Capacity						$ 101.4
Sale Leaseback Transaction, Amount Due under Financing Arrangement	94.7
Sale and Lease Back Available Amount	6.7
2018/2021 Senior Notes [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt	$ 1,167.3
Solar Energy [Member] | Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding		$ 15.4
Solar Energy [Member] | Interest rate margin in addition to LIBOR [Member] | Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End							0.00%
Solar Energy [Member] | Defined prime rate plus margin [Member] | Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End							2.50%